Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Foreign Currencies Translation Rate

The exchange rates used to translate amounts in AUD into USD for the purposes of preparing the financial statements were as follows:

June 30, 2018
Balance sheet	AUD 1.00 to USD 0.74
Statement of operations and comprehensive loss	AUD 1.00 to USD 0.77

December 31, 2017
Balance sheet	AUD 1.00 to USD 0.78
Statement of operations and comprehensive loss	AUD 1.00 to USD 0.77

June 30, 2017
Balance Sheet	AUD 1.00 to USD 0.77
Statement of operations and comprehensive loss	AUD 1.00 to USD 0.75

Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents assets and liabilities that were measured and recognized at fair value as of December 31, 2017 on a recurring basis:

Description	Level 1	Level 2	Level 3
None	$-	$-	$-

The following table presents assets and liabilities that were measured and recognized at fair value as of December 31, 2016 on a recurring basis:

Description	Level 1	Level 2	Level 3
None	$-	$-	$-